Fair Value Measurements - Schedule of fair value on recurring basis (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities:
Warrant liabilities, non-current	$ 5,897	$ 15,389	$ 18
5-Year Private Warrants
Liabilities:
Warrant liabilities, non-current	5,867	15,326	0
Seller Warrants
Liabilities:
Warrant liabilities, non-current	28	63	18
Recurring
Liabilities:
Total	5,897	15,389	1,608
Recurring | Level 3
Liabilities:
Accrued compensation for phantom shares		0	1,590
Recurring | Level 2 | 5-Year Private Warrants
Liabilities:
Warrant liabilities, non-current	5,869	15,327
Recurring | Level 2 | Seller Warrants
Liabilities:
Warrant liabilities, non-current	$ 28	$ 62	$ 18